REVENUES	9 Months Ended
Sep. 30, 2013
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]
2. REVENUES

2.1 License and research revenue

The Company recognized license and research revenues of $4,115,000 for the first nine months of 2013 compared to $5,874,000 for the nine month period ended September 30, 2012. Total research and development revenues amounted to $2,647,000 compared to $3,643,000 for the nine month period ended September 30, 2012 and licensing fees were recognized for a total of $1,468,000 for the first nine months of 2013 compared to $2,231,000 for the nine month period ended September 30, 2012.

The license and research revenues amounting to $4,115,000 relate to agreements with undisclosed partners.

2.2 Product sales and services.

The Company recognized product sales of $6,803,000 for the first nine months of 2013 primarily in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK compared to $7,493,000 for the nine month period ended September 30, 2012.

The Company launched Bloxiverz®, the first FDA-approved version of neostigmine sulfate during the third quarter of 2013. Product was sold into the wholesaler channel, which provides distribution services to the hospital community, over the course of the third quarter. However, the criteria for recognizing the revenue have not been met and revenue has been deferred as of September 30, 2013.

2.3 Other revenues.

The Company recognized other revenues of $5,347,000 for the nine month period ended September 30, 2013 compared to $5,423,000 for the nine month period ended September 30, 2012, which includes royalties from the License Agreement with GSK with respect to Coreg CR.